Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 10,414	$ 9,412	$ 7,101
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	1,803	(989)	376
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	75	78	108
Income tax effect at 21% in 2019 and 2018, 34% in 2017	(394)	191	(164)
Other comprehensive income (loss)	1,484	(720)	320
Total comprehensive income	$ 11,898	$ 8,692	$ 7,421